Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000034229
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class A
Trading Symbol	EAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.49%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
AssetsNet	$ 185,092,584
Holdings Count | Holding	1,143
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000034230
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class C
Trading Symbol	ECEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.24%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.24%
AssetsNet	$ 185,092,584
Holdings Count | Holding	1,143
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000034231
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class I
Trading Symbol	EIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
AssetsNet	$ 185,092,584
Holdings Count | Holding	1,143
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000142449
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class R6
Trading Symbol	EREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
AssetsNet	$ 185,092,584
Holdings Count | Holding	1,143
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$185,092,584
# of Portfolio Holdings	1,143
Portfolio Turnover Rate	2%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
North America	0.5%
Developed Europe	0.6%
Africa	9.2%
Middle East	11.0%
Emerging Europe	13.2%
Latin America	14.1%
Asia	51.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086647
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class A
Trading Symbol	EAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 327,684,077
Holdings Count | Holding	843
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161753
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R
Trading Symbol	ERISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
AssetsNet	$ 327,684,077
Holdings Count | Holding	843
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000161754
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R6
Trading Symbol	ESISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 327,684,077
Holdings Count | Holding	843
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$327,684,077
# of Portfolio Holdings	843
Portfolio Turnover Rate	7%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Middle East	2.0%
North America	4.0%
Australasia/Pacific	9.3%
Asia	21.1%
Developed Europe	63.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000086649
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class I
Trading Symbol	EIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 327,684,077
Holdings Count | Holding	843
InvestmentCompanyPortfolioTurnover	7.00%
Updated Prospectus Phone Number	1-800-260-0761
C000177028
Shareholder Report [Line Items]
Fund Name	Parametric Volatility Risk Premium - Defensive Fund
Class Name	Class I
Trading Symbol	EIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,019,751,363
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,019,751,363
# of Portfolio Holdings	199
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Common Stocks	49.3%
Short-Term Investments	50.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761